Shareholder Report	12 Months Ended	48 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
Entity Central Index Key	0001120925
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005467
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Investor Class
Trading Symbol	PIEQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded strong gains over the 12-month reporting period as growing anticipation of worldwide monetary policy easing outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that the U.S. Federal Reserve and major non-U.S. central banks would reduce short-term interest rates, benefited shares of banking names during the year. Positions in Commonwealth Bank of Australia and HSBC Holdings were top performers. The industrials and business services sector was the next best performer, as electrical equipment company Schneider Electric performed well.

  On the negative side, energy was the only sector to decline during the period, as generally lower oil prices during the year weighed on the broader sector. BP and Woodside Energy Group were the greatest detractors.

  Various crosscurrents in international stock markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, the fund pursues long-term capital growth and provides investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Equity Index Fund (Investor Class)	22.04%	6.41%	5.17%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,079,975,000	$ 1,079,975,000
Holdings Count | Holding	740	740
Advisory Fees Paid, Amount	$ 551,000
InvestmentCompanyPortfolioTurnover	4.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,079,975 Number of Portfolio Holdings740
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	20.6%
Industrials & Business Services	16.5
Health Care	13.3
Consumer Discretionary	10.8
Consumer Staples	8.3
Information Technology	8.3
Materials	6.1
Communication Services	4.0
Energy	3.8
Other	8.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	2.2%
ASML Holding	1.6
Nestle	1.5
SAP	1.5
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Shell	1.3
LVMH Moet Hennessy Louis Vuitton	1.1
Toyota Motor	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000224348
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Z Class
Trading Symbol	TLIEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded strong gains over the 12-month reporting period as growing anticipation of worldwide monetary policy easing outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that the U.S. Federal Reserve and major non-U.S. central banks would reduce short-term interest rates, benefited shares of banking names during the year. Positions in Commonwealth Bank of Australia and HSBC Holdings were top performers. The industrials and business services sector was the next best performer, as electrical equipment company Schneider Electric performed well.

  On the negative side, energy was the only sector to decline during the period, as generally lower oil prices during the year weighed on the broader sector. BP and Woodside Energy Group were the greatest detractors.

  Various crosscurrents in international stock markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, the fund pursues long-term capital growth and provides investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/2/20
International Equity Index Fund (Z Class)	22.33%	9.54%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	9.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,079,975,000	$ 1,079,975,000
Holdings Count | Holding	740	740
Advisory Fees Paid, Amount	$ 551,000
InvestmentCompanyPortfolioTurnover	4.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,079,975 Number of Portfolio Holdings740
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	20.6%
Industrials & Business Services	16.5
Health Care	13.3
Consumer Discretionary	10.8
Consumer Staples	8.3
Information Technology	8.3
Materials	6.1
Communication Services	4.0
Energy	3.8
Other	8.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	2.2%
ASML Holding	1.6
Nestle	1.5
SAP	1.5
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Shell	1.3
LVMH Moet Hennessy Louis Vuitton	1.1
Toyota Motor	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless